RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

As of September 30, 2025 and December 31, 2024, the Company had current liabilities of $0 and $232,891, respectively, due to related parties. This balance is related to payments due to board members of the Company.

Board member Sheila DeWitt has provided research and development services as an advisory consultant to the Company since May 2022. These services are provided as needed on an hourly basis. During the three and nine months ended September 30, 2025, the Company incurred $0 and $3,250, respectively, in service fees related to these services. Of these fees, $3,250 has been paid and there is no balance outstanding included in due to related parties on the unaudited condensed consolidated balance sheet as of September 30, 2025. During the three and nine months ended September 30, 2024, the Company incurred $37,000 and $132,000, respectively, in service fees related to these services.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7. RELATED PARTY TRANSACTIONS

As of December 31, 2024, there was $232,891 due to related parties. This balance is related to payments due to board members of the Company. Board member Sheila DeWitt has provided research and development services as an advisory consultant to the Company since May 2022. These services are provided as needed on an hourly basis. During the year ended December 31, 2024, the Company incurred $189,125 in service fees related to these services. Of these fees, $176,125 has been paid and $13,000 is included in due to related parties on the consolidated balance sheet as of December 31, 2024. There was no balance outstanding at December 31, 2023.